Common Stock Warrants - Schedule of Common Stock Warrants Activity (Details) - $ / shares	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Number of Warrants outstanding, Beginning Balance	1,127,000
Number of Warrants outstanding Granted, shares	100,000
Number of Warrants outstanding Exercised, shares	(42,000)
Number of Warrants outstanding Forfeited, shares	(1,085,000)
Number of Warrants outstanding, Ending Balance	100,000	1,127,000
Number of Warrants exercisable, Ending Balance	100,000
Weighted Average Exercise Price Warrants outstanding, Beginning Balance	$ 0.94
Weighted Average Exercise Price Warrants outstanding, Granted	0.40
Weighted Average Exercise Price Warrants outstanding, Exercised	0.50
Weighted Average Exercise Price Warrants outstanding, Forfeited	0.96
Weighted Average Exercise Price Warrants outstanding, Ending Balance	0.40	$ 0.94
Weighted Average Exercise Price Warrants exercisable, Ending Balance	$ 0.40
Successor [Member]
Number of Warrants outstanding, Beginning Balance	1,127,000	1,025,000
Number of Warrants outstanding Granted, shares		102,000
Number of Warrants outstanding Exercised, shares
Number of Warrants outstanding Forfeited, shares
Number of Warrants outstanding, Ending Balance		1,127,000
Number of Warrants exercisable, Ending Balance		1,127,000
Weighted Average Exercise Price Warrants outstanding, Beginning Balance	$ 0.94	$ 0.99
Weighted Average Exercise Price Warrants outstanding, Granted		0.50
Weighted Average Exercise Price Warrants outstanding, Exercised
Weighted Average Exercise Price Warrants outstanding, Forfeited
Weighted Average Exercise Price Warrants outstanding, Ending Balance		0.94
Weighted Average Exercise Price Warrants exercisable, Ending Balance		$ 0.94